EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
EARNINGS PER SHARE
19. EARNINGS PER SHARE
Basic earnings per share ("EPS") is computed by dividing net earnings available to common stockholders by the weighted-average number of common shares outstanding for the period. The Company’s Series A Preferred Stock shares are considered participating securities, as these securities have non-forfeitable rights to participating dividends (as defined in the Investment Agreement) if and to the extent that the Company pays any participating dividends, and thus require the two-class method of computing EPS. Under the two-class method, all earnings (distributed and undistributed) are allocated between the common shares and the participating securities. For the year ended December 31, 2020, there were no undistributed earnings allocated to the participating securities.
Diluted EPS is similarly computed, but includes the weighted-average dilutive effect, if any, of all outstanding potentially dilutive securities. Diluted EPS is calculated under the treasury stock method for equity awards issued under the Company’s stock compensation plans, and under both the two-class and if-converted methods for the Series A Preferred Stock, with the more dilutive amount reported. Potentially dilutive securities having an anti-dilutive effect are excluded from the calculation.
The following table sets forth the computation of basic and diluted EPS for the periods presented (in millions):

	Years ended December 31,
	2020	2019	2018
Numerator:
Net earnings	$7.7	$67.5	$73.3
Less: Preferred stock dividends	$(3.3)	$—	$—
Net earnings available to common stockholders (Basic and Diluted)	$4.4	$67.5	$73.3

Denominator: (shares in thousands)
Denominator for basic EPS - weighted-average shares	49,077	48,846	48,657
Potentially dilutive shares issuable under stock compensation plans (1)	453	611	561
Denominator for diluted EPS - weighted-average shares	49,530	49,457	49,218

Net earnings per share:
Basic	$0.09	$1.38	$1.51
Diluted	$0.09	$1.36	$1.49
(1)For the year ended December 31, 2020, an aggregate of 0.3 million potentially dilutive securities representing options to purchase common stock and unvested shares of restricted stock, and common shares issuable upon assumed conversion of the Series A Preferred Stock totaling 4.4 million shares had the effect of being anti-dilutive and were excluded from the computation of diluted EPS. For the year ended December 31, 2018, less than 0.1 million of potentially dilutive securities representing options to purchase common stock were excluded from the computation of diluted EPS on account of being anti-dilutive. There were no exclusions for the year ended December 31, 2019.